CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Income	¥ 91,049	¥ 63,009	¥ 216,658	¥ 215,728
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(38,516)	4,253	(182,383)	12,573
Net change of debt valuation adjustments	(48)	7	12	(54)
Net change of defined benefit pension plans	124	17	(192)	166
Net change of foreign currency translation adjustments	(77,765)	25,420	107,330	40,352
Net change of unrealized gains on derivative instruments	2,646	3,516	21,177	5,686
Total other comprehensive income (loss)	(113,559)	33,213	(54,056)	58,723
Comprehensive Income (loss)	(22,510)	96,222	162,602	274,451
Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(2,116)	(365)	11,065	6,354
Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(75)	0	25	0
Comprehensive Income (loss) Attributable to ORIX Corporation Shareholders	¥ (20,319)	¥ 96,587	¥ 151,512	¥ 268,097